Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property Plant And Equipment [Line Items]
Depreciation	$ 89,857	$ 97,323	$ 101,873
Buildings and Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life	15 years
Buildings and Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life	39 years 6 months
Machinery and Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life	15 years
Furniture, Fixtures and Computer Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture, Fixtures and Computer Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years